Note 10 - Employee Benefit Plan (Tables)	3 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended
	March 31, 2021	March 31, 2020
Weighted-average volatility	127%	N/A
Expected term (in years)	10	N/A
Risk-free interest rate	0.93%	N/A

Schedule of Stock Options Roll Forward [Table Text Block]
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Employee options and warrants	Options	Price $	Life (years)	Value ($)
Outstanding at March 31, 2019	12,583,334	$0.28	7.18	$43,000
Granted	-
Exercised	-
Forfeited	(1,600,000)	$0.27
Outstanding at March 31, 2020	10,983,334	$0.28	6.02	$-
Granted	6,750,000	$0.045
Exercised	-
Forfeited	-
Outstanding at March 31, 2021	17,733,334	$0.11	6.80	$172,000
Fully vested and expected to vest at March 31, 2021	17,733,334	$0.11
Exercisable at March 31, 2021	15,566,668	$0.12
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Nonemployee options	Options	Price $	Life (years)	Value ($)
Outstanding at March 31, 2019	2,383,000	$0.27	7.76	$492,250
Granted	-
Exercised	-
Forfeited	-
Outstanding at March 31, 2020	2,383,000	$0.27	6.75	$-
Granted	3,500,000	$0.05
Exercised	-
Forfeited	-
Outstanding at March 31, 2021	5,883,000	$0.14	8.11	$35,000
Fully vested and expected to vest at March 31, 2021	5,883,000	$0.14
Exercisable at March 31, 2021	5,883,000	$0.14